Vanguard® S&P Mid-Cap 400 Growth Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (100.0%)
Communication Services (1.6%)
	Iridium Communications Inc.	94,630	3,605
	Nexstar Media Group Inc. Class A	25,221	3,580
	TKO Group Holdings Inc. Class A	45,247	3,499
	New York Times Co. Class A	61,885	2,908
*	ZoomInfo Technologies Inc. Class A	120,063	1,725
			15,317
Consumer Discretionary (14.2%)
*	Deckers Outdoor Corp.	19,776	13,131
*	Floor & Decor Holdings Inc. Class A	80,548	7,387
	Service Corp. International	114,157	6,994
	Churchill Downs Inc.	51,556	5,969
	Texas Roadhouse Inc. Class A	50,510	5,686
*	Five Below Inc.	29,064	5,477
	Murphy USA Inc.	14,773	5,459
	Wingstop Inc.	22,685	5,453
	Tempur Sealy International Inc.	130,275	5,253
	H&R Block Inc.	115,237	5,234
*	Crocs Inc.	46,648	4,927
	Williams-Sonoma Inc.	23,327	4,375
*	Burlington Stores Inc.	22,586	3,830
*	TopBuild Corp.	12,737	3,767
	Vail Resorts Inc.	15,171	3,297
	Hyatt Hotels Corp. Class A	27,450	3,150
	Dick's Sporting Goods Inc.	23,709	3,085
*	Grand Canyon Education Inc.	22,567	3,085
*	Planet Fitness Inc. Class A	43,513	2,956
*	Light & Wonder Inc.	31,718	2,805
	Wyndham Hotels & Resorts Inc.	33,155	2,564
*	Visteon Corp.	21,339	2,532
	Gentex Corp.	81,257	2,471
	Brunswick Corp.	31,179	2,459
	Wendy's Co.	128,281	2,405
	Aramark	80,993	2,269
*	Fox Factory Holding Corp.	32,061	2,004
	Autoliv Inc.	18,400	1,907
	Boyd Gaming Corp.	31,703	1,872
	Harley-Davidson Inc.	61,468	1,844
	Polaris Inc.	20,968	1,729
*	Ollie's Bargain Outlet Holdings Inc.	22,915	1,679
	Valvoline Inc.	48,268	1,653
*	YETI Holdings Inc.	36,100	1,539

		Shares	Market Value ($000)
*	AutoNation Inc.	9,352	1,265
	Choice Hotels International Inc.	11,246	1,240
*	Hilton Grand Vacations Inc.	28,031	960
			133,712
Consumer Staples (4.1%)
	Casey's General Stores Inc.	28,294	7,792
*	Celsius Holdings Inc.	111,716	5,531
*	Darling Ingredients Inc.	120,691	5,295
*	BJ's Wholesale Club Holdings Inc.	57,958	3,743
*	Performance Food Group Co.	53,171	3,459
	Lancaster Colony Corp.	15,412	2,557
*	BellRing Brands Inc.	40,781	2,157
*	US Foods Holding Corp.	48,129	2,109
	Flowers Foods Inc.	91,677	1,908
*	Sprouts Farmers Market Inc.	41,683	1,796
*	Boston Beer Co. Inc. Class A	4,936	1,751
			38,098
Energy (8.5%)
	Ovintiv Inc.	147,860	6,556
	Range Resources Corp.	182,637	5,936
	NOV Inc.	297,980	5,608
*	Southwestern Energy Co.	833,499	5,493
*	Antero Resources Corp.	213,670	5,049
*	Weatherford International plc	54,541	4,946
	Matador Resources Co.	83,851	4,853
	Murphy Oil Corp.	112,258	4,801
	Civitas Resources Inc.	64,565	4,435
	ChampionX Corp.	148,758	4,361
	DT Midstream Inc.	73,328	4,201
	Chord Energy Corp.	23,885	3,873
	PBF Energy Inc. Class A	83,239	3,696
	Antero Midstream Corp.	257,719	3,433
*	Valaris Ltd.	48,150	3,303
	HF Sinclair Corp.	53,308	2,798
*	CNX Resources Corp.	122,184	2,549
	Permian Resources Corp. Class A	186,292	2,448
	Equitrans Midstream Corp.	150,816	1,415
			79,754
Financials (11.4%)
	Annaly Capital Management Inc.	373,751	6,754
	Kinsale Capital Group Inc.	16,651	5,829
*	WEX Inc.	32,504	5,739
	Erie Indemnity Co. Class A	18,874	5,580
	Morningstar Inc.	19,689	5,579
	Jefferies Financial Group Inc.	133,738	4,740
	Selective Insurance Group Inc.	45,832	4,661
	Fidelity National Financial Inc.	103,701	4,650
	RenaissanceRe Holdings Ltd.	21,689	4,649
	SEI Investments Co.	76,120	4,466
	RLI Corp.	30,363	4,117
	Primerica Inc.	18,675	3,913
	First Horizon Corp.	279,040	3,569
	Interactive Brokers Group Inc. Class A	45,331	3,529
	East West Bancorp Inc.	54,604	3,436
	Cullen/Frost Bankers Inc.	32,511	3,195
	FirstCash Holdings Inc.	27,990	3,135
	Commerce Bancshares Inc.	58,394	2,953

		Shares	Market Value ($000)
	American Financial Group Inc.	22,541	2,578
	SLM Corp.	171,084	2,571
	SouthState Corp.	32,786	2,428
	Affiliated Managers Group Inc.	17,504	2,373
	Hanover Insurance Group Inc.	15,963	1,984
	Evercore Inc. Class A	13,189	1,946
	Columbia Banking System Inc.	82,075	1,841
	United Bankshares Inc.	49,016	1,623
*	Euronet Worldwide Inc.	17,493	1,526
	Glacier Bancorp Inc.	45,310	1,524
	Federated Hermes Inc. Class B	46,099	1,467
	First Financial Bankshares Inc.	51,529	1,353
	Hancock Whitney Corp.	31,939	1,317
	Ally Financial Inc.	41,084	1,200
	International Bancshares Corp.	24,609	1,104
			107,329
Health Care (9.8%)
*	Neurocrine Biosciences Inc.	73,897	8,616
*	United Therapeutics Corp.	35,516	8,524
*	Repligen Corp.	39,239	6,170
*	Jazz Pharmaceuticals plc	47,777	5,649
*	Exelixis Inc.	240,935	5,255
*	Shockwave Medical Inc.	27,810	4,854
*	Medpace Holdings Inc.	17,577	4,758
	Chemed Corp.	7,758	4,399
*	HealthEquity Inc.	64,678	4,335
*	Penumbra Inc.	18,324	4,070
*	Option Care Health Inc.	136,118	4,049
*	Globus Medical Inc. Class A	88,815	3,990
*	Halozyme Therapeutics Inc.	99,830	3,854
*	Lantheus Holdings Inc.	51,784	3,709
*	Haemonetics Corp.	38,375	3,103
*	Acadia Healthcare Co. Inc.	40,455	2,953
	Bruker Corp.	43,929	2,859
*	Inari Medical Inc.	38,626	2,306
	Encompass Health Corp.	34,890	2,274
*	Masimo Corp.	21,152	1,983
*	QuidelOrtho Corp.	20,571	1,414
*	Doximity Inc. Class A	56,038	1,303
*	Arrowhead Pharmaceuticals Inc.	38,890	824
*	Progyny Inc.	23,241	798
			92,049
Industrials (23.4%)
*	Builders FirstSource Inc.	94,619	12,689
	Carlisle Cos. Inc.	37,775	10,592
	Watsco Inc.	25,379	9,701
	Lincoln Electric Holdings Inc.	43,446	8,605
	EMCOR Group Inc.	35,668	7,580
	Graco Inc.	83,123	6,715
	nVent Electric plc	125,446	6,680
	Toro Co.	78,628	6,526
	Curtiss-Wright Corp.	28,986	6,200
*	Clean Harbors Inc.	38,109	6,161
	Lennox International Inc.	14,996	6,098
*	FTI Consulting Inc.	25,751	5,677
*	RBC Bearings Inc.	21,987	5,667
	BWX Technologies Inc.	69,215	5,401

		Shares	Market Value ($000)
	Simpson Manufacturing Co. Inc.	32,292	5,392
	KBR Inc.	102,094	5,275
	UFP Industries Inc.	46,815	5,132
*	Paylocity Holding Corp.	32,584	5,105
	AECOM	56,688	5,037
	Owens Corning	36,709	4,977
	Advanced Drainage Systems Inc.	40,350	4,887
	Landstar System Inc.	27,201	4,696
*	Saia Inc.	11,445	4,468
	Tetra Tech Inc.	22,967	3,632
	Donaldson Co. Inc.	58,717	3,572
*	ExlService Holdings Inc.	125,406	3,558
*	CACI International Inc. Class A	11,042	3,544
	Valmont Industries Inc.	15,901	3,491
	Knight-Swift Transportation Holdings Inc. Class A	61,028	3,282
	Science Applications International Corp.	27,217	3,196
	Insperity Inc.	27,420	3,119
	ITT Inc.	28,579	3,094
	Concentrix Corp.	32,695	3,073
*	Trex Co. Inc.	43,541	3,060
	AGCO Corp.	24,456	2,777
*	Avis Budget Group Inc.	14,951	2,734
	MSA Safety Inc.	15,376	2,678
*	Middleby Corp.	19,470	2,458
	Genpact Ltd.	71,952	2,444
	WESCO International Inc.	15,051	2,346
	Acuity Brands Inc.	11,802	2,116
	Watts Water Technologies Inc. Class A	10,775	2,074
	Exponent Inc.	26,551	2,043
	Crane Co.	18,474	1,952
*	Chart Industries Inc.	14,293	1,859
	Timken Co.	24,235	1,755
	MSC Industrial Direct Co. Inc. Class A	17,933	1,747
	GATX Corp.	13,930	1,518
	Sensata Technologies Holding plc	44,983	1,462
	Brink's Co.	16,507	1,302
*	Vestis Corp.	40,485	741
			219,888
Information Technology (10.2%)
*	GoDaddy Inc. Class A	111,096	11,116
*	Dynatrace Inc.	179,771	9,627
*	Super Micro Computer Inc.	27,644	7,560
*	Lattice Semiconductor Corp.	104,306	6,107
*	Manhattan Associates Inc.	27,066	6,037
*	Dropbox Inc. Class A	195,139	5,499
*	Onto Innovation Inc.	37,130	5,236
*	Qualys Inc.	27,781	5,135
*	Novanta Inc.	27,097	3,914
	Universal Display Corp.	20,766	3,513
*	MACOM Technology Solutions Holdings Inc.	40,827	3,429
	Power Integrations Inc.	43,433	3,319
*	Cirrus Logic Inc.	41,402	3,143
	Littelfuse Inc.	11,679	2,719
	Cognex Corp.	67,798	2,556
	Amkor Technology Inc.	78,102	2,200
	Belden Inc.	32,008	2,127
	Dolby Laboratories Inc. Class A	22,083	1,902
*	Calix Inc.	44,667	1,724

		Shares	Market Value ($000)
*	Teradata Corp.	34,774	1,643
*	CommVault Systems Inc.	22,245	1,637
*	Wolfspeed Inc.	42,388	1,562
*	Silicon Laboratories Inc.	12,777	1,346
*	Blackbaud Inc.	14,998	1,128
	Crane NXT Co.	18,267	940
*	Allegro MicroSystems Inc.	20,978	571
			95,690
Materials (8.1%)
	Reliance Steel & Aluminum Co.	44,311	12,197
	RPM International Inc.	97,657	10,052
	Royal Gold Inc.	49,709	6,055
	Eagle Materials Inc.	26,812	4,854
	Olin Corp.	95,216	4,489
	Graphic Packaging Holding Co.	165,056	3,742
	Cabot Corp.	42,329	3,213
	Westlake Corp.	24,156	3,101
	Crown Holdings Inc.	35,606	3,062
	Louisiana-Pacific Corp.	48,563	2,962
	AptarGroup Inc.	23,344	2,962
	Silgan Holdings Inc.	63,231	2,638
	Berry Global Group Inc.	39,322	2,600
*	Axalta Coating Systems Ltd.	75,496	2,376
	Commercial Metals Co.	49,490	2,243
	Sonoco Products Co.	37,804	2,085
	Ashland Inc.	25,980	2,076
	Chemours Co.	63,872	1,752
*	MP Materials Corp.	108,891	1,728
	NewMarket Corp.	2,821	1,497
			75,684
Real Estate (5.2%)
	Gaming & Leisure Properties Inc.	131,171	6,130
	WP Carey Inc.	97,659	6,078
	Rexford Industrial Realty Inc.	89,046	4,383
	Lamar Advertising Co. Class A	37,096	3,757
	CubeSmart	91,864	3,652
	EastGroup Properties Inc.	18,895	3,283
	Agree Realty Corp.	50,265	2,976
	NNN REIT Inc.	73,158	2,972
	Omega Healthcare Investors Inc.	90,797	2,883
	First Industrial Realty Trust Inc.	51,041	2,401
	Brixmor Property Group Inc.	111,459	2,399
	STAG Industrial Inc.	61,181	2,193
	Rayonier Inc.	56,773	1,742
	PotlatchDeltic Corp.	34,469	1,580
	COPT Defense Properties	44,286	1,072
	National Storage Affiliates Trust	29,518	980
			48,481
Utilities (3.5%)
	Essential Utilities Inc.	184,148	6,558
	Vistra Corp.	169,949	6,018
	OGE Energy Corp.	151,563	5,312
	National Fuel Gas Co.	48,639	2,470
	ONE Gas Inc.	41,962	2,418
	New Jersey Resources Corp.	47,992	2,025
	IDACORP Inc.	20,300	1,959
	PNM Resources Inc.	40,271	1,674

			Shares	Market Value ($000)
	Ormat Technologies Inc.		23,945	1,612
	Black Hills Corp.		26,409	1,363
	Spire Inc.		19,492	1,189
				32,598
Total Common Stocks (Cost $825,622)				938,600
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $1)	5.438%	13	1
Total Investments (100.0%) (Cost $825,623)				938,601
Other Assets and Liabilities—Net (0.0%)				(104)
Net Assets (100%)				938,497
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2023	1	257	5

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At November 30, 2023, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.